UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsU.S. Global Leaders Growth Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,043,611,018
(Cost $764,581,764)
Consumer discretionary 19.5%		208,340,606
Hotels, restaurants and leisure 3.4%
Starbucks Corp.	412,380	36,095,621
Internet and catalog retail 6.6%
Amazon.com, Inc. (I)	116,250	41,214,113
The Priceline Group, Inc. (I)	29,070	29,345,584
Media 4.0%
The Walt Disney Company	474,140	43,127,774
Specialty retail 5.5%
Lowe's Companies, Inc.	864,190	58,557,514
Consumer staples 12.6%		134,519,988
Food and staples retailing 3.5%
Whole Foods Market, Inc.	716,410	37,321,379
Food products 5.6%
Mondelez International, Inc., Class A	769,574	27,119,788
The Hershey Company	315,110	32,207,393
Household products 3.5%
Colgate-Palmolive Company	560,892	37,871,428
Energy 3.8%		40,404,880
Energy equipment and services 3.8%
Schlumberger, Ltd.	490,410	40,404,880
Financials 10.1%		107,985,572
Capital markets 3.3%
State Street Corp.	499,840	35,743,558
Consumer finance 3.9%
American Express Company	512,560	41,358,466
Insurance 2.9%
Aon PLC	342,960	30,883,548
Health care 15.2%		161,945,305
Biotechnology 6.5%
Amgen, Inc.	311,390	47,412,241
Regeneron Pharmaceuticals, Inc. (I)	51,980	21,657,987
Health care technology 3.7%
Cerner Corp. (I)	600,750	39,859,763
Pharmaceuticals 5.0%
Perrigo Company PLC	133,580	20,269,429
Sanofi, ADR	710,477	32,745,885
Industrials 2.9%		31,250,496
Trading companies and distributors 2.9%
Fastenal Company (L)	703,840	31,250,496
Information technology 27.1%		288,794,092
Communications equipment 1.9%
QUALCOMM, Inc.	331,210	20,687,377

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Global Leaders Growth Fund

			Shares	Value
Information technology (continued)
Internet software and services 9.2%
Equinix, Inc.			168,698	$36,583,848
Google, Inc., Class C (I)			84,410	45,118,833
LinkedIn Corp., Class A (I)			72,064	16,195,663
IT services 8.7%
Automatic Data Processing, Inc.			532,890	43,979,412
Visa, Inc., Class A			191,150	48,726,047
Software 7.3%
Red Hat, Inc. (I)			315,330	20,114,901
salesforce.com, Inc. (I)			468,380	26,440,051
SAP SE, ADR (L)			473,500	30,947,960
Materials 6.6%				70,370,079
Chemicals 6.6%
Ecolab, Inc.			360,020	37,359,275
Monsanto Company			279,800	33,010,804
	Yield (%)		Shares	Value
Securities lending collateral 3.5%				$37,042,720
(Cost $37,042,720)
John Hancock Collateral Investment Trust (W)	0.0388(Y	)	3,702,236	37,042,720
Short-term investments 2.3%				$25,188,391
(Cost $25,188,391)
Money market funds 2.3%				25,188,391
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	25,188,391	25,188,391
Total investments (Cost $826,812,875)† 103.6%				$1,105,842,129
Other assets and liabilities, net (3.6%)				($38,477,271)
Total net assets 100.0%				$1,067,364,858

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $36,262,656.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $830,545,023. Net unrealized appreciation aggregated $275,297,106, of which $286,235,418 related to appreciated investment securities and $10,938,312 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q1	01/15
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		3/15

John Hancock

Classic Value Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsClassic Value Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 99.4%		$2,432,465,729
(Cost $1,950,976,870)
Consumer discretionary 13.3%		326,612,225
Auto components 2.0%
TRW Automotive Holdings Corp. (I)	485,754	50,115,239
Automobiles 2.0%
Ford Motor Company	3,342,715	49,171,338
Media 6.8%
News Corp., Class A (I)	3,925,115	58,444,962
News Corp., Class B (I)	1,105,809	15,967,882
Omnicom Group, Inc.	837,439	60,965,559
The Interpublic Group of Companies, Inc.	1,525,475	30,417,972
Specialty retail 2.5%
Staples, Inc.	3,608,755	61,529,273
Energy 16.3%		398,577,189
Energy equipment and services 2.5%
Baker Hughes, Inc.	1,034,715	60,003,123
Oil, gas and consumable fuels 13.8%
BP PLC, ADR	2,871,020	111,481,707
Exxon Mobil Corp.	892,241	77,999,708
Murphy Oil Corp.	959,700	43,100,127
Royal Dutch Shell PLC, ADR, Class A	1,724,858	105,992,524
Financials 38.3%		937,401,066
Banks 13.1%
Bank of America Corp.	5,104,713	77,336,402
Citigroup, Inc.	1,599,241	75,084,365
Comerica, Inc.	856,356	35,538,774
JPMorgan Chase & Co.	1,100,011	59,818,598
Regions Financial Corp.	1,267,800	11,029,860
The PNC Financial Services Group, Inc.	741,991	62,727,919
Capital markets 12.1%
Franklin Resources, Inc.	945,292	48,710,897
Morgan Stanley	1,792,921	60,618,659
State Street Corp.	853,802	61,055,381
The Goldman Sachs Group, Inc.	350,328	60,400,050
UBS Group AG (I)(L)	3,842,526	64,093,334
Diversified financial services 2.5%
Voya Financial, Inc.	1,599,993	62,415,727
Insurance 10.6%
American International Group, Inc.	1,535,327	75,031,430
Axis Capital Holdings, Ltd.	1,624,774	82,700,997
MetLife, Inc.	1,255,818	58,395,537
Willis Group Holdings PLC	980,211	42,443,136
Health care 8.8%		214,796,667
Health care equipment and supplies 4.1%
Abbott Laboratories	1,122,077	50,224,167
Baxter International, Inc.	724,700	50,953,657
Health care providers and services 4.7%
Cigna Corp.	838,217	89,546,722

2SEE NOTES TO FUND'S INVESTMENTS

Classic Value Fund

			Shares	Value
Health care (continued)
Health care providers and services (continued)
	Laboratory Corp. of America Holdings (I)		209,724	$24,072,121
Industrials 7.5%				182,928,315
Building products 2.3%
	Masco Corp.		2,233,354	55,476,513
Machinery 5.2%
	Parker Hannifin Corp.		548,875	63,921,983
	Stanley Black & Decker, Inc.		678,375	63,529,819
Information technology 15.2%				372,150,267
Electronic equipment, instruments and components 3.1%
	Corning, Inc.		2,367,100	56,265,967
	TE Connectivity, Ltd.		293,630	19,494,096
Semiconductors and semiconductor equipment 2.8%
	Intel Corp.		2,068,739	68,351,137
Software 5.4%
	Microsoft Corp.		1,335,698	53,962,199
	Oracle Corp.		1,859,064	77,876,191
Technology hardware, storage and peripherals 3.9%
	Hewlett-Packard Company		2,662,626	96,200,677
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$608,925
(Cost $608,925)
John Hancock Collateral Investment Trust (W)	0.0388(Y	)	60,859	608,925
			Par value	Value
Short-term investments 0.4%				$8,743,000
(Cost $8,743,000)
Repurchase agreement 0.4%				8,743,000
	Repurchase Agreement with State Street Corp. dated 1-30-15 at 0.000% to be repurchased at $8,743,000 on 2-2-15, collateralized by $8,270,000 U.S. Treasury Notes, 2.625% due 8-15-20 (valued at $8,921,676, including interest)		8,743,000	8,743,000
Total investments (Cost $1,960,328,795)† 99.8%				$2,441,817,654
Other assets and liabilities, net 0.2%				$4,824,848
Total net assets 100.0%				$2,446,642,502

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 1-31-15. The value of securities on loan amounted to $588,804.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-15.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,024,749,938. Net unrealized appreciation aggregated $417,067,716, of which $475,116,617 related to appreciated investment securities and $58,048,901 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-15:

SEE NOTES TO FUND'S INVESTMENTS3

Classic Value Fund

United States	82.6%
United Kingdom	6.3%
Netherlands	4.3%
Switzerland	3.4%
Bermuda	3.4%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2015, all investments are categorized as Level 1 under the hierachy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q1	01/15
This report is for the information of the shareholders of John Hancock Classic Value Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date:   March 12, 2015

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015